Other financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Other financial assets and liabilities
Other financial assets and liabilities

14.   Other financial assets and liabilities

	Current		Non-Current
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Other financial assets
Restricted cash	—	—	117	38
Derivative financial instruments (note 20)	111	134	20	66
Investments in equity securities (i)	—	—	6	757
Loans - Related parties (note 31) (ii)	—	195	-	923
	111	329	143	1,784
Other financial liabilities
Derivative financial instruments (note 20)	243	328	592	689
Loans - Related parties (note 31) (ii)	—	490	—	895
Other financial liabilities - Related parties (note 31)	393	235	—	—
Financial guarantees provided (notes 15c and 23e)	—	—	542	877
Liabilities related to the concession grant (notes 14b and 17a)	760	209	1,437	2,103
Contract liability	566	644	—	—
	1,962	1,906	2,571	4,564

(i) The Company has an investment of US$6, corresponding to a 3.24% non-controlling interest in Boston Electrometallurgical Company, whose objective is to promote the development of a technology focused on reducing carbon dioxide emissions in steel production.

(ii) The decrease in non-current liabilities refers to the settlement of loans due to the transaction for acquiring Nacala Logistic Corridor (note 16).

a) Investment in equity securities

The Company held 34.2 million common shares of The Mosaic Company (“Mosaic”), the financial instrument was measured at fair value through other comprehensive income. Thus, changes in the fair value of this investment were accumulated in the Company's stockholders’ equity.

In November 2021, the Company sold the entire investment in Mosaic shares for the total amount of US$1,259 and the related amount in fair value reserve of US$522 was reclassified from other reserves to retained earnings reserve and, therefore, did not result in an impact on the income statement for the year ended December 31, 2021 (note 30c).

b) Liabilities related to the concession grant

In December 2020, the Company entered into an agreement with the Federal Government to continue operating its concessions of the Estrada de Ferro Carajás (“EFC”) and Estrada de Ferro Vitória a Minas (“EFVM”) for thirty years, extending the maturity date from 2027 to 2057. The recognized liability was discounted at present value using the following rates:

	Liability		Discount rate
	December 31, 2021	December 31, 2020	2021	2020
Concessions grants	586	542	11.04%	11.04%
Midwest Integration Railway ("FICO")	1,206	1,306	5.11%	2.59%
Infrastructure program	342	264	5.22%	3.08%
West-East Integration Railway ("FIOL")	62	200	5.75%	2.67%
Total	2,196	2,312

Concession grants – Payments for the concession grants are made in quarterly installments. This commitment is measured based on the net present value of the thirty-year projected cash flows. On October 28, 2021, the Company approved the prepayment of part of the concession agreements, in the amount of US$367, which is expected to be settled in 2022.

Midwest Integration Railway ("FICO") – Construction of 383 km section between the municipalities of Mara Rosa, in Goiás, and Água Boa, in Mato Grosso. The construction started in 2021 and its execution is expected to take 6 years.

Infrastructure program - Comprises over 450 separate projects designed to improve safety and reduce trespass where the railways pass through urban areas. The program will benefit 25 to 33 municipalities intercepted by EFC and EFVM, respectively.

West-East Integration Railway ("FIOL") - Acquisition and delivery of rails and sleepers, which the Federal Government will use for the construction of section II of FIOL, which will connect the municipalities of Caetité and Barreiras, in Bahia, and other miscellaneous commitments.

The concession contract renewal requires the review and physical inspection of the railway assets by the National Land Transport Agency (“ANTT”). In addition, the ANTT may require, at their discretion, further investments on the concession network. Furthermore, there is a provision for the Company to complete a minimum percentage of certain investments by 2027. In these circumstances, discussions on the economic and financial rebalancing of the contracts will be required and depending on the result of the physical inventory review and if new investments are demanded, the carrying amount may have a material impact in the future.

Financial guarantees

In addition, as a condition for signing the contracts, the Company contracted a financial guarantee with coverage of US$180 as at December 31, 2021. These insurance contracts guarantee compensation, up to the amount established in the policy, for any losses arising from non-compliance of the contractual obligations assumed by Vale in the concession contracts.

Accounting policy

Concessions – Railway concessions liabilities consist of the following future payments discounted at present value: (i) fixed payments for the concession; (ii) amounts expected to be disbursed for constructing railways and infrastructure; (iii) cost of acquiring equipment to be made available for the granting authority; and (iv) other miscellaneous obligations and commitments that complement the early extension of the railway concessions agreement.

Grant payments are discounted using the regulatory weighted average cost of capital (“WACC”), which is the interest rate explicit in the concession agreement as determined by the ANTT, and payments related to other investment obligations are discounted at an incremental rate to reflect the time value of money, that is, a risk-free interest rate applicable to the economic environment in which the Company operates and with terms and conditions equivalent to the obligations assumed.

The amounts payable in relation to the concession granted are initially accounted for as intangible in accordance with the accounting policy, disclosed in note 17.